OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of composition of other financial liabilities
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
		Restated
Current
(a) Interest bearing loans	1,421,261	1,397,156
(b) Lease Liability	414,027	363,497
(c) Hedge derivatives	50,372	25,921
(d) Derivative non classified as hedge accounting	-	7,712
Total current	1,885,660	1,794,286

Non-current
(a) Interest bearing loans	5,772,266	5,864,570
(b) Lease Liability	2,758,130	2,494,552
(b) Hedge derivatives	22	340
Total non-current	8,530,418	8,359,462

Schedule of composition of interest bearing loans
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Current
Loans to exporters	341,475	400,721
Bank loans	16,534	37,743
Guaranteed obligations (4)	237,951	324,976
Other guaranteed obligations	97,730	97,143
Subtotal bank loans	693,690	860,583
Obligation with the public	32,061	14,643
Financial leases (4)	594,249	425,100
Other loans	101,261	96,830
Total current	1,421,261	1,397,156

Non-current
Bank loans	200,721	184,998
Guaranteed obligations (4)	1,919,376	2,209,045
Other guaranteed obligations	482,702	576,309
Subtotal bank loans	2,602,799	2,970,352
Obligation with the public (1)(2)(3)	2,032,873	1,538,436
Financial leases (4)	1,136,594	1,199,754
Other loans	-	156,028
Total non-current	5,772,266	5,864,570
Total obligations with financial institutions	7,193,527	7,261,726

Schedule of currency balances of interest bearing loans
	As of	As of
	December 31,	December 31,
	2019	2018
Currency	ThUS$	ThUS$
Chilean peso (U.F.)	611,542	500,398
US Dollar	6,581,985	6,761,328
Total	7,193,527	7,261,726

Disclosure of Movement of Lease Liabilities
			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$

Opening balance as January 1, 2018 Restated	3,037,585	109,387	3,146,972

New contracts	283,620	36,191	319,811
Renegotiations	(240,047)	1,397	(238,650)
Payments	(526,071)	(30,316)	(556,387)
Accrued interest	174,327	8,623	182,950
Exchange differences	-	(5,667)	(5,667)
Other variations	8,395	625	9,020

Changes	(299,776)	10,853	(288,923)

Closing balance as of december 31, 2018 Restated	2,737,809	120,240	2,858,049

Opening balance as January 1, 2019 Restated	2,737,809	120,240	2,858,049

New contracts	719,525	23,878	743,403
Renegotiations	(41,535)	12,208	(29,327)
Payments	(539,549)	(37,391)	(576,940)
Accrued interest	165,981	11,968	177,949
Exchange differences	-	1,614	1,614
Cumulative translation adjustment	-	(467)	(467)
Other variations	-	(2,124)	(2,124)

Changes	304,422	9,686	314,108

Closing balance as of December 31, 2019 Restated	3,042,231	129,926	3,172,157

Disclosure of hedge accounting [text block]
	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accrued interest from the last date of interest rate swap	1,723	2,321	-	340	1,723	2,661
Fair value of interest rate derivatives	302	335	22	-	324	335
Fair value of fuel derivatives	-	15,678	-	-	-	15,678
Fair value of foreign currency derivatives	48,347	7,587	-	-	48,347	7,587
Total hedge derivatives	50,372	25,921	22	340	50,394	26,261

Schedule of derivatives of non coverage
	Current liabilities		Non-current liabilities		Total derivatives of no coverage
	As of	As of	As of	As of	As of	As of
	31 December of	31 December of	31 December of	31 December of	31 December of	31 December of
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative of foreign currency not registered as hedge	-	7,712	-	-	-	7,712
Total derived not qualify as hedge accounting	-	7,712	-	-	-	7,712

Disclosure of detailed information about hedging instruments [text block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Cross currency swaps (CCS) (1)	(22,662)	15,099
Interest rate swaps (2)	2,618	(2,194)
Fuel options (3)	48,542	(15,811)
Currency options R$/US$ (4)	(41)	-

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
	For the year ended December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Debit (credit) recognized in comprehensive income during the period	66,856	(27,797)	18,344
Debit (credit) transferred from net equity to income during the period	(30,074)	39,915	(15,000)

TAM S.A. and Subsidiaries [Member] | 2019 [Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans catrgories by installments
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	148	452	689	-	-	1,289	153	452	689	-	-	1,294	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	3,243	6,906	76,107	-	-	86,256	3,723	6,906	76,107	-	-	86,736	Quarterly/Semiannual	6.29	6.29
0-E	WACAPOU LEASING S.A.	Luxemburg	US$	757	2,317	3,206	-	-	6,280	777	2,317	3,206	-	-	6,300	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	9,855	160,076	-	-	-	169,931	10,409	159,876	-	-	-	170,285	Quarterly	5.39	5.39
0-E	GA Telessis LLC	U.S.A	US$	306	1,100	2,385	2,694	7,010	13,495	399	1,100	2,385	2,694	7,010	13,588	Monthly	14.72	14.72

	Total			14,309	170,851	82,387	2,694	7,010	277,251	15,461	170,651	82,387	2,694	7,010	278,203

	Total consolidated			407,312	960,151	2,006,441	1,637,296	2,183,164	7,194,364	446,930	974,331	1,958,570	1,620,521	2,193,175	7,193,527

TAM S.A. and Subsidiaries [Member] | 2018 [Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans catrgories by installments
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	138	426	1,233	54	-	1,851	147	426	1,233	54	-	1,860	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	3,043	6,490	44,525	41,731	-	95,789	3,656	6,490	44,525	41,731	-	96,402	Quarterly/Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxemburg	US$	728	2,219	6,280	-	-	9,227	756	2,219	6,280	-	-	9,255	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	9,422	28,872	169,930	-	-	208,224	10,212	28,871	169,730	-	-	208,813	Quarterly	5.88	5.82
0-E	GA Telessis LLC	U.S.A	US$	299	908	2,496	2,623	6,876	13,202	568	908	3,823	2,623	6,876	14,798	Quarterly	15.62	15.62

	Total			13,630	38,915	224,464	44,408	6,876	328,293	15,339	38,914	225,591	44,408	6,876	331,128

	Total consolidated			510,398	843,836	2,605,097	1,411,899	1,943,107	7,314,337	550,657	846,500	2,543,952	1,390,110	1,930,508	7,261,727

TAM S.A. and Subsidiaries [Member] | Chile [Member] | 2019 [Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans catrgories by installments
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	24,000	75,000	-	-	-	99,000	24,910	75,000	-	-	-	99,910	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	UF	150,000	50,000	-	-	-	200,000	150,257	50,283	-	-	-	200,540	At Expiration	2.93	2.93
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,016	-	-	-	-	12,016	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,000	-	-	-	29,000	-	29,009	-	-	-	29,009	At Expiration	2.82	2.82

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	5,205	10,410	-	-	-	15,615	5,192	10,369	-	-	-	15,561	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	137,860	-	-	137,860	255	-	137,860	-	-	138,115	Quarterly	3.62	4.61
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	62,769	-	-	62,769	113	-	62,172	-	-	62,285	At Expiration	3.10	3.10

Obligations with the public
0-E	ESTADO	Chile	UF	-	-	164,485	-	353,547	518,032	-	2,642	164,398	-	366,656	533,696	At Expiration	4.81	4.81
97.030.000-7	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	18,640	10,779	-	698,256	803,563	1,531,238	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	8,115	36,282	93,788	100,622	275,134	513,941	10,058	36,855	91,224	99,297	273,038	510,472	Quarterly	3.81	3.81
0-E	WILMINGTON TRUST	U.S.A.	US$	22,090	66,710	183,332	196,452	397,639	866,223	27,229	66,710	178,784	194,741	395,983	863,447	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	4,805	14,608	40,414	42,626	41,022	143,475	5,461	14,608	36,178	40,932	40,310	137,489	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	10,675	32,708	84,674	78,123	76,726	282,906	11,410	32,708	83,072	77,195	75,928	280,313	Quarterly	3.82	3.82
0-E	INVESTEC	England	US$	1,538	8,976	22,977	10,596	-	44,087	1,867	9,112	22,597	10,565	-	44,141	Semiannual	6.35	6.35
0-E	MUFG	U.S.A.	US$	2,973	18,593	53,816	57,993	189,285	322,660	3,182	18,593	53,367	57,694	188,471	321,307	Quarterly	3.43	3.43
-	SWAP Received Aircraft	-	US$	80	78	-	-	-	158	80	78	-	-	-	158	Quarterly	-	-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	-	253,692	-	-	253,692	2,370	-	252,747	-	-	255,117	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	23,669	71,432	188,440	44,482	-	328,023	23,929	71,431	185,938	44,017	-	325,315	Quarterly	3.54	3.54

Financial leases

0-E	ING	U.S.A.	US$	3,875	7,931	-	-	-	11,806	3,952	7,931	-	-	-	11,883	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,831	14,723	6,537	-	-	26,091	4,943	14,723	6,537	-	-	26,203	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	17,972	52,790	113,746	16,399	-	200,907	18,633	52,790	112,712	16,368	-	200,503	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,901	1,926	-	-	-	3,827	1,918	1,926	-	-	-	3,844	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	8,523	23,197	25,182	20,717	10,110	87,729	9,042	23,197	24,675	20,424	9,975	87,313	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	32,321	97,956	248,086	199,037	14,284	591,684	34,868	97,956	233,822	195,209	14,138	575,993	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	5,690	17,255	46,472	3,134	-	72,551	5,959	17,255	45,805	3,128	-	72,147	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	864	2,348	7,441	8,075	915	19,643	908	2,348	7,441	8,075	915	19,687	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,483	4,509	12,474	7,242	-	25,708	1,632	4,509	12,162	7,212	-	25,515	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,010	9,148	25,278	13,904	-	51,340	3,191	9,148	24,661	13,849	-	50,849	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	702	2,173	2,279	-	-	5,154	723	2,173	2,279	-	-	5,175	Quarterly	4.41	4.41
0-E	KFW IPEX-BANK	Germany	US$	1,760	3,568	-	-	-	5,328	1,769	3,568	-	-	-	5,337	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	1,977	5,687	-	-	-	7,664	1,992	5,687	-	-	-	7,679	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	15,862	48,132	132,441	135,200	17,492	349,127	17,610	48,132	119,881	130,865	17,188	333,676	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,487	7,729	17,871	-	-	28,087	2,530	7,729	17,871	-	-	28,130	Monthly	3.45	3.45

Other loans

0-E	CITIBANK (*)	U.S.A.	US$	24,595	76,431	-	-	-	101,026	24,830	76,431	-	-	-	101,261	Quarterly	6.00	6.00

	Total			393,003	789,300	1,924,054	1,634,602	2,176,154	6,917,113	431,469	803,680	1,876,183	1,617,827	2,186,165	6,915,324

TAM S.A. and Subsidiaries [Member] | Chile [Member] | 2018 [Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans catrgories by installments
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	38,000	75,000	-	-	-	113,000	38,432	75,623	-	-	-	114,055	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	50,785	-	-	-	50,785	-	50,930	-	-	-	50,930	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,000	-	-	-	-	23,000	23,025	-	-	-	-	23,025	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	200,000	-	-	-	-	200,000	200,698	-	-	-	-	200,698	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,013	-	-	-	-	12,013	At Expiration	3.14	3.14

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	5,461	16,385	16,385	-	-	38,231	5,480	16,385	16,232	-	-	38,097	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,000	-	-	-	15,000	-	14,964	-	-	-	14,964	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	-	-	102,521	-	-	102,521	223	-	102,521	-	-	102,744	Quarterly	5.60	5.60
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	-	65,862	-	65,862	118	-	-	64,957	-	65,075	At Expiration	3.10	3.10

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	500,000	-	700,000	1,200,000	13,057	-	495,617	-	697,869	1,206,543	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	-	-	172,591	172,591	345,182	1,586	-	-	172,420	172,530	346,536	At Expiration	5.50	5.50

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	658	1,986	5,384	2,052	-	10,080	715	1,986	5,384	2,052	-	10,137	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	10,553	43,430	114,247	117,556	225,912	511,698	13,334	44,191	110,977	115,747	224,093	508,342	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST	U.S.A.	US$	20,689	65,846	178,818	237,334	450,071	952,758	26,365	65,846	173,617	235,058	447,686	948,572	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	10,776	32,790	90,991	72,189	62,619	269,365	11,923	32,790	86,130	70,048	61,203	262,094	Quarterly	3.82	2.93
0-E	US BANK	U.S.A.	US$	15,506	47,050	129,462	135,489	84,177	411,684	17,433	47,050	114,729	129,547	82,137	390,896	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	10,247	31,350	88,688	77,693	116,546	324,524	11,250	31,350	86,883	76,760	115,285	321,528	Quarterly	4.69	4.69
0-E	PK AIRFINANCE	U.S.A.	US$	2,319	7,208	24,944	3,144	-	37,615	2,387	7,208	24,944	3,144	-	37,683	Monthly	4.15	4.14
0-E	INVESTEC	England	US$	1,454	8,472	21,667	22,421	-	54,014	1,879	8,661	21,154	22,309	-	54,003	Semiannual	7.17	7.17
-	SWAP Received Aircraft	-	US$	194	414	158	-	-	766	194	414	158	-	-	766	Quarterly	-	-
												-
Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	-	253,692	-	-	253,692	2,646	-	252,207	-	-	254,853	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	23,417	70,626	191,207	117,084	19,731	422,065	23,871	70,626	188,231	116,185	19,686	418,599	Quarterly	4.42	4.42

Financial leases

0-E	ING	U.S.A.	US$	3,687	11,338	11,806	-	-	26,831	3,923	11,338	11,657	-	-	26,918	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	13,171	24,577	18,655	-	-	56,403	13,187	24,331	18,655	-	-	56,173	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	13,209	40,365	77,587	40,997	-	172,158	13,998	40,365	75,830	40,801	-	170,994	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,486	13,094	3,827	-	-	22,407	5,641	13,094	3,743	-	-	22,478	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	7,926	29,494	22,147	-	-	59,567	8,320	29,493	21,891	-	-	59,704	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	31,673	95,981	263,239	230,417	98,028	719,338	34,816	95,981	245,615	224,395	96,589	697,396	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	5,576	16,895	46,386	26,165	-	95,022	6,000	16,895	45,346	26,063	-	94,304	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	552	2,531	7,142	7,752	5,035	23,012	552	2,531	7,142	7,752	5,035	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,444	4,393	12,146	12,808	753	31,544	1,658	4,393	11,726	12,713	752	31,242	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	2,933	8,916	24,635	25,937	768	63,189	3,199	8,916	23,798	25,751	767	62,431	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	10,056	7,951	5,154	-	-	23,161	10,135	7,952	5,154	-	-	23,241	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,699	5,188	5,328	-	-	12,215	1,723	5,188	5,328	-	-	12,239	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	1,915	5,838	7,664	-	-	15,417	1,954	5,838	7,664	-	-	15,456	Monthly	4.19	4.19

Other loans

0-E	BOEING	U.S.A.	US$	-	-	55,727	-	-	55,727	-	1,229	55,727	-	-	56,956	At Expiration	4.01	4.01
0-E	CITIBANK (*)	U.S.A.	US$	23,167	72,018	101,026	-	-	196,211	23,583	72,018	100,301	-	-	195,902	Quarterly	6.00	6.00

	Total			496,768	804,921	2,380,633	1,367,491	1,936,231	6,986,044	535,318	807,586	2,318,361	1,345,702	1,923,632	6,930,599